Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ 3,356,566	$ 548,567
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(376,807)	(2,287,572)
Purchase of intangible assets	(15,826)	(177,955)
Disposal of property and equipment	6,635
Purchase of long-term investments	(104,346)	(76,605)
Disposal of short-term investments	60,994
Net cash used in investing activities	(429,350)	(2,542,132)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	38,484,913	32,644,451
Repayments of bank borrowings	(36,213,304)	(30,863,552)
Payment of offering costs	(4,507,815)	(2,210,780)
Buy back treasury shares	(38,754)
Net cash used in financing activities	(2,274,960)	(429,881)
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	2,229,555	(653,318)
Net increase in cash and cash equivalents	2,881,811	(3,076,764)
Cash, cash equivalents and restricted cash at the beginning of period	5,302,199	9,305,728
Cash, cash equivalents and restricted cash at the end of period	8,184,010	6,228,964
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	479,191	371,187
Income taxes paid	291,726	467,938
Right of use assets obtained in exchange for operating lease obligations	$ 698,921	$ 74,310